UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
               	L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 February 10, 2010
Signature		City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	73

Form 13F Information Table Value Total: 	$925,459
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at December 31, 2009

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER                 TITLE               CUSIP          Value       SHRS   SH/ PUT/  INVSTMT  OTHER      SOLE  SHRD  NONE
                               OF CLASS            NUMBER       (x$1000)      OR PRN PRN  CALL DSCRETN  MNGERS

ABB LTD                        SPONSORED ADR       000375204        1375       72000 SH         SOLE               72000
AFLAC INC                      COM                 001055102        1179       25500 SH         SOLE               25500
AMERICAN EXPRESS CO            COM                 025816109         324        8000 SH         SOLE                8000
AMERIPRISE FINL INC            COM                 03076C106        2151       55400 SH         SOLE               55400
AXA                            SPONSORED ADR       054536107         876       37000 SH         SOLE               37000
BANK OF NEW YORK MELLON CORP   COM                 064058100         282       10100 SH         SOLE               10100
BARCLAYS PLC                   ADR                 06738E204        3810      216500 SH         SOLE              216500
BCE INC                        COM NEW             05534B760        6974      252487 SH         SOLE              252487
BECTON DICKINSON & CO          COM                 075887109       16371      207595 SH         SOLE              207595
BERKSHIRE HATHAWAY INC DEL     CL A                084670108       40275         406 SH         SOLE                 406
BERKSHIRE HATHAWAY INC DEL     CL B                084670702        5097        1551 SH         SOLE                1551
BP PLC                         SPONSORED ADR       055622104         649       11200 SH         SOLE               11200
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH      112585104       43935     1972257 SH         SOLE             1972257
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      BMG162521014        3134      186862 SH         SOLE              186862
CANADIAN NATL RY CO            COM                 136375102       20701      379065 SH         SOLE              379065
CENOVUS ENERGY INC             COM                 15135U109       10360      410490 SH         SOLE              410490
CME GROUP INC                  COM                 12572Q105        1762        5246 SH         SOLE                5246
CREDIT SUISSE GROUP            SPONSORED ADR       225401108         811       16500 SH         SOLE               16500
DEUTSCHE BANK AG               NAMEN AKT        DE0005140008        3531       49800 SH         SOLE               49800
EATON VANCE CORP               COM NON VTG         278265103        1395       45888 SH         SOLE               45888
ENCANA CORP                    COM                 292505104       13335      410490 SH         SOLE              410490
EQUIFAX INC                    COM                 294429105        2564       83000 SH         SOLE               83000
FEDERATED INVS INC PA          CL B                314211103        1359       49427 SH         SOLE               49427
FEDEX CORP                     COM                 31428X106       25412      304515 SH         SOLE              304515
FRANKLIN RES INC               COM                 354613101       23683      224805 SH         SOLE              224805
GLOBAL PMTS INC                COM                 37940X102        3528       65508 SH         SOLE               65508
HSBC HLDGS PLC                 SPON ADR NEW        404280406       10779      188808 SH         SOLE              188808
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR       456788108        1206       21818 SH         SOLE               21818
ING GROEP N V                  SPONSORED ADR       456837103         264       26900 SH         SOLE               26900
INTEL CORP                     COM                 458140100         328       16085 SH         SOLE               16085
INVESCO LTD                    SHS              BMG491BT1088      109041     4642013 SH         SOLE             4642013
JANUS CAP GROUP INC            COM                 47102X105        1386      103058 SH         SOLE              103058
JOHNSON & JOHNSON              COM                 478160104       21039      326635 SH         SOLE              326635
JPMORGAN CHASE & CO            COM                 46625H100       12121      290878 SH         SOLE              290878
LENDER PROCESSING SVCS INC     COM                 52602E102         244        6000 SH         SOLE                6000
MANULIFE FINL CORP             COM                 56501R106        3949      214529 SH         SOLE              214529
MASTERCARD INC                 CL A                57636Q104        3481       13600 SH         SOLE               13600
MCDONALDS CORP                 COM                 580135101       14924      239014 SH         SOLE              239014
METLIFE INC                    COM                 59156R108        2093       59194 SH         SOLE               59194
MORGAN STANLEY                 COM NEW             617446448        1330       44940 SH         SOLE               44940
NALCO HOLDING COMPANY          COM                 62985Q101        9549      374310 SH         SOLE              374310
NOKIA CORP                     SPONSORED ADR       654902204         392       30500 SH         SOLE               30500
NOMURA HLDGS INC               SPONSORED ADR       65535H208         629       85000 SH         SOLE               85000
NORTHERN TR CORP               COM                 665859104        1378       26305 SH         SOLE               26305
NYSE EURONEXT                  COM                 629491101         329       13000 SH         SOLE               13000
OPPENHEIMER HLDGS INC          CL A NON VTG        683797104       15921      479265 SH         SOLE              479265
POSCO                          SPONSORED ADR       693483109         656        5000 SH         SOLE                5000
PRUDENTIAL FINL INC            COM                 744320102        3309       66500 SH         SOLE               66500
RESEARCH IN MOTION LTD         COM                 760975102       26189      387135 SH         SOLE              387135
ROGERS COMMUNICATIONS INC      CL B                775109200       26299      844709 SH         SOLE              844709
ROYAL BK CDA MONTREAL QUE      COM                 780087102       39873      742297 SH         SOLE              742297
SHAW COMMUNICATIONS INC        CL B CONV           82028K200       48579     2353798 SH         SOLE             2353798
SIEMENS A G                    SPONSORED ADR       826197501        1376       15000 SH         SOLE               15000
SK TELECOM LTD                 SPONSORED ADR       78440P108         520       32000 SH         SOLE               32000
STATE STR CORP                 COM                 857477103       21873      502362 SH         SOLE              502362
STEWART INFORMATION SVCS COR   COM                 860372101         135       12000 SH         SOLE               12000
SUN LIFE FINL INC              COM                 866796105       11988      416096 SH         SOLE              416096
SUNCOR ENERGY INC NEW          COM                 867224107       53402     1506880 SH         SOLE             1506880
SYNGENTA AG                    SPONSORED ADR       87160A100         422        7500 SH         SOLE                7500
DUN & BRADSTREET CORP DEL NE   COM                 26483E100        1622       19227 SH         SOLE               19227
FIRST AMERN CORP CALIF         COM                 318522307         248        7500 SH         SOLE                7500
GOLDMAN SACHS GROUP INC        COM                 38141G104        1841       10904 SH         SOLE               10904
HARTFORD FINL SVCS GROUP INC   COM                 416515104        3117      134000 SH         SOLE              134000
PROCTER & GAMBLE CO            COM                 742718109         211        3485 SH         SOLE                3485
TORONTO DOMINION BK ONT        COM NEW             891160509      139754     2224660 SH         SOLE             2224660
THOMSON REUTERS CORP           COM                 884903105       53564     1656580 SH         SOLE             1656580
TIM HORTONS INC                COM                 88706M103         214        6995 SH         SOLE                6995
TOYOTA MOTOR CORP              SP ADR REP2COM      892331307         505        6000 SH         SOLE                6000
UBS AG                         SHS NEW          CH0024899483        2052      132400 SH         SOLE              132400
VISA INC                       COM CL A            92826C839        4435       50710 SH         SOLE               50710
WELLS FARGO & CO NEW           COM                 949746101       36693     1359500 SH         SOLE             1359500
WESTERN UN CO                  COM                 959802109         471       25000 SH         SOLE               25000
WILLIS GROUP HOLDINGS LTD      SHS              BMG96655108*         852       32300 SH         SOLE               32300

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